Note 42 - Other operating income and expenses - Other Operating Income Explanatory (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income and Expenses
Financial income from non-financial services	€ 458	€ 1,109	€ 882
Of which: Real estate companies Income	283	884	588
Rest of other operating income	491	330	390
Of which: from rented buildings	21	61	76
Total Other operating income (Income Statement)	€ 949	€ 1,439	€ 1,272